Derivative Warrants Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Derivative Warrants Liabilities [Abstract]
Schedule of Derivative Warrants Liabilities	The following tabular presentation reflects the reconciliation of the fair value of derivative warrants liabilities during the years ended December 31, 2023, 2022 and 2021:
	Year ended December 31,
	2023	2022	2021

Opening balance	$138	$50	$-
Recognition of fair value of 2021 Warrant issued upon substantial modification of terms (see Note 6A1)	-	-	50
Recognition of fair value of Warrant Share issued at Effective Date (see Note 6C)	-	88	-
Change in fair value of derivative warrant liability	(66)	-	-
Closing balance	$72	$138	$50